13F-HR
12/31/00

0000889780
koong@h3
NONE
1

Michael A. Chisek
212-446-9330
mchisek@dccap.com
13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York February 12,
2001

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value total:	$125,128


List of Other Included Managers:

No.	13F File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE











Celanese AG

COM

2507639

4440

243000

SH



Sole



123435


Abercrombie and Fitch Co.

COM

002896207

5600

280000

SH



Sole



280000


Amgen Inc

COM

031162100

11477

179500

SH



Sole



179500


Armstrong Holdings Inc

COM

042384107

718

348000

SH



Sole



348000


BE Aerospace Inc.

COM

073302101

4800

300000

SH



Sole



300000


Biogen Inc

COM

090597105

6155

102484

SH



Sole



102484


Coastcast

COM

19057T108

3500

200000

SH



Sole



200000


Cyberplex

COM



99

40000

SH



Sole



40000


Dell Computer Corp

COM



6426

368491

SH



Sole



368491


Devry Inc

COM



5795

153500

SH



Sole



153500


Dow Chemical Co

COM

260543103

5494

150000

SH



Sole



150000


Flowserve Corporation

COM

34354P105

10688

500000

SH



Sole



500000


Gap Inc

COM

364760108

2040

80000

SH



Sole



80000


Goodyear Tire and Rubber Co

COM

382550101

11495

500000

SH



Sole



500000


Guidant Corporation

COM

401698105

2697

50000

SH



Sole



50000


Inco Limited

COM



4022

240000

SH



Sole



240000


Micron Technology

COM



5170

145620

SH



Sole



145620


Netia Holdings SA ADR

ADR

64114B104

1615

95000

SH



Sole



95000


Nike Class B

Class B

654106103

6698

120000

SH



Sole



120000


Olin Corp

NEW $1 PAR



1770

80000

SH



Sole



80000


Oxford Health Plans Inc

COM



4789

121250

SH



Sole



121250


SCI Systems Inc.

COM



5275

200000

SH



Sole



200000


Special Metals Corp

COM



1688

675000

SH



Sole



675000


Titanium Metals Corporation

COM



5400

800000

SH



Sole



800000


Transkaryotic Therapies, Inc

COM

893735100

1501

41200

SH



Sole



41200


Voicestream Wireless Corp

COM

928615103

1006

10000

SH



Sole



10000


Whitehall Jewellers Inc

COM

965063100

1766

250000

SH



Sole



250000


Yahoo Inc

COM

984332106

3006

100000

SH



Sole



100000

